Vista Outdoor Inc. - 10-Q Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Inventory [Line Items]
Noncurrent inventory	$ 38,943	$ 38,683
Vista Outdoor Inc.
Inventory [Line Items]
Raw materials	189,882	179,308	$ 199,225
Work in process	57,584	57,093	63,652
Finished goods	372,065	373,598	447,020
Net inventories	$ 619,531	609,999	709,897
Noncurrent inventory		$ 38,683	$ 45,929